Basic and Diluted Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share Disclosure [Line Items]
Net income	$ 26,290	$ 24,573	$ 23,409
Allocated to ordinary share - basic	26,184	24,485	23,392
Allocated to nonvested restricted share - basic	$ 106	$ 88	$ 17
Weighted average number of ordinary shares outstanding	136,497,929	142,720,838	139,613,967
Weighted average number of nonvested restricted share	555,489	512,833	102,754
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	1,412,526	534,319	780,483
Weighted average ordinary shares outstanding used in computing diluted net income per share	138,465,944	143,767,990	140,497,204
Basic net income per share	$ 0.19	$ 0.17	$ 0.17
Basic net income per nonvested restricted share	0.19	0.17	0.17
Diluted net income per share	0.19	0.17	0.17
Diluted net income per nonvested restricted share	$ 0.19	$ 0.17	$ 0.17